Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Jan. 14, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 20, 2021	Aug. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advertising and marketing		$ 5,693,017	$ 0
Authorized sgares increased				400,000,000
Obligated payment					$ 600,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock voting rights	These matters were authorized by the holders of 17,640,947 shares, or approximately 56% of the outstanding voting power, without including any consents that may be received by the Company after that date
Canelo Sponsorship Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advertising and marketing		$ 1,600,000